USCF ETF TRUST

USCF ALUMINUM STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)
LME Aluminum Futures LA, November 2024 contracts	4	$243,006	Nov-24	$11,369	1.4%
LME Aluminum Futures LA, December 2024 contracts	5	284,413	Dec-24	35,556	4.3%
LME Aluminum Futures LA, January 2025 contracts	4	231,825	Jan-25	24,650	3.0%
	13	759,244		71,575	8.7%
Total Open Commodity Futures Contracts(b)	13	$759,244		$71,575	8.7%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Collateral amounted to $117,724 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF ALUMINUM STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2024 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	8.7%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.